Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine such Fair Value - U.S. Treasury Securities [Member]	Jun. 30, 2023 USD ($)
Marketable Securities held in Trust Account:
Marketable Securities held in Trust Account	$ 119,917,674
Fair Value, Inputs, Level 1 [Member]
Marketable Securities held in Trust Account:
Marketable Securities held in Trust Account	119,917,674
Fair Value, Inputs, Level 2 [Member]
Marketable Securities held in Trust Account:
Marketable Securities held in Trust Account
Fair Value, Inputs, Level 3 [Member]
Marketable Securities held in Trust Account:
Marketable Securities held in Trust Account